Cover Page	Sep. 30, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	PLAYSTUDIOS, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39652
Entity Tax Identification Number	88-1802794
Entity Address, Address Line One	10150 Covington Cross Drive
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
City Area Code	725
Local Phone Number	877-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Trading Symbol	MYPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001823878
Amendment Flag	false
Current Fiscal Year End Date	--12-31